Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Borrowings [abstract]
Net debt	$ 11,024	$ 7,184
Shareholders’ Equity	24,373	16,707	$ 17,032	$ 19,201
Debt and Shareholders' Equity, Net	$ 35,397	$ 23,891
Net Debt to Capitalization	31.00%	30.00%